Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2019
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Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2018 and 2019 are as follows:

(Share, in Won)	2018		2019
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2019, total shares of ADRs of 34,827,912 outstanding in overseas stock market are equivalent to 8,706,978 of common stock.
(*2)	As of December 31, 2019, the difference between the ending balance of common stock and the par value of issued common stock is ￦ 46,469 million due to retirement of 9,293,790 treasury stocks.

(b)	The changes in issued common stock for the years ended December 31, 2018 and 2019 were as follows:

(share)	2018			2019
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(7,187,231)	79,999,604	87,186,835	(7,185,703)	80,001,132
Disposal of treasury shares	—	1,528	1,528	—	114,509	114,509

Ending	87,186,835	(7,185,703)	80,001,132	87,186,835	(7,071,194)	80,115,641

(c)	Capital surplus as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		784,047	796,623
Other capital deficit		172,135	125,259

	￦	1,420,007	1,385,707

(d)
POSCO Energy Co., Ltd., a subsidiary of the Company, issued redeemable convertible preferred shares which are classified as non-controlling
interests in the consolidated financial statements. The details of redeemable convertible preferred shares as of December 31, 2019 are as follows:

(Share, in Won)	Redeemable Convertible Preferred Shares
Issue date	February 25, 2017

Number of shares issued	8,643,193 shares

Price per share	￦ 28,346

Voting rights	No voting rights for 3 years from issue date

Dividend rights	Cumulative, Non-participating · Minimum dividend rate for 1 year : 3.98% · Dividend rate for 2~3 years : 4.48% · Minimum dividend rate after 4 years : Comparative rate + Issuance spread + 2%

Details about Redemption	Issuer can demand redemption of all or part of redeemable convertible preferred shares every year after the issue date, for a period of 10 years from the issue date.

Details about Conversion
Stockholders of redeemable convertible preferred shares can convert them to common shares from 3 years after the issue date to the end of the redemption period (10 years).
Conversion price is equal to issue price, which could be adjusted according to anti-dilution clause.

Redeemable convertible preferred shares are classified as
non-controlling
interests in the consolidated financial statements since the issuer has a redemption right and can control the circumstances in which the entity can settle with a variable quantity of equity instruments.